Note 23 - Other liabilities	12 Months Ended
Dec. 31, 2023
Note 23 - Other liabilities
Note 23 - Other liabilities

23      Other liabilities

(i) Other liabilities – Non-current

	Year ended December 31,
	2023	2022
Post-employment benefits	117,506	108,936
Other long-term benefits	91,435	71,446
Miscellaneous	62,327	49,760
	271,268	230,142

At December 31, 2023 the weighted average duration of liabilities related to post-employment benefits was 6 years.

Post-employment benefits

	Year ended December 31,
	2023	2022
Unfunded	112,532	103,822
Funded	4,974	5,114
	117,506	108,936
  Unfunded
	Year ended December 31,
	2023	2022
Values at the beginning of the year	103,822	103,841
Current service cost	6,537	6,810
Interest cost	11,707	7,610
Curtailments and settlements	(675)	(64)
Remeasurements (*)	8,899	(4,228)
Translation differences	(12,687)	(5,657)
Increase due to business combinations (**)	4,531	-
Benefits paid from the plan	(8,762)	(5,111)
Reclassified to current liabilities	-	(461)
Other	(840)	1,082
At the end of the year	112,532	103,822

(*) For 2023 a loss of $0.6 million is attributable to demographic assumptions and a loss of $8.3 million to financial assumptions.

For 2022 a gain of $0.1 million is attributable to demographic assumptions and a gain of $4.1 million to financial assumptions.

(**) Related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions. For more information see note 34.

The actuarial assumptions for the most relevant plans were as follows:

	Year ended December 31,
	2023	2022
Discount rate	3% - 7%	4% - 7%
Rate of compensation increase	2% - 5%	2% - 3%

As of December 31, 2023, an increase / (decrease) of 1% in the discount rate assumption of the main plans would have generated a (decrease) / increase on the defined benefit obligation of $5.6 million and $5.0 million respectively, and an increase / (decrease) of 1% in the rate of compensation assumption of the main plans would have generated an increase / (decrease) impact on the defined benefit obligation of $2.7 million and $2.9 million respectively. The above sensitivity analyses are based on a change in discount rate and rate of compensation while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated.

  Funded

The amounts recognized in the statement of financial position for the current annual period and the previous annual period are as follows:

	Year ended December 31,
	2023	2022
Present value of funded obligations	123,234	116,617
Fair value of plan assets	(134,052)	(126,842)
Asset (*)	(10,818)	(10,225)

(*) In 2023 and 2022, $15.8 million and $15.3 million corresponding to plans with surplus balances that were reclassified within other non-current assets, respectively, consequently the net post-employment benefits funded exposed as liabilities amounted to $5.0 million and $5.1 million respectively.

The movement in the present value of funded obligations is as follows:

	Year ended December 31,
	2023	2022
At the beginning of the year	116,617	159,528
Translation differences	1,940	(6,635)
Current service cost	-	154
Interest cost	5,715	4,293
Remeasurements (*)	2,142	(30,349)
Increase due to business combinations (**)	4,708	-
Benefits paid	(8,459)	(10,374)
Other	571	-
At the end of the year	123,234	116,617

(*) For 2023 a loss of $0.9 million is attributable to demographic assumptions and a loss of $1.3 million to financial assumptions.

For 2022 a gain of $4.8 million is attributable to demographic assumptions and a gain of $25.6 million to financial assumptions.

(**) Related to Mattr’s pipe coating business unit acquisition. For more information see note 34.

The movement in the fair value of plan assets is as follows:

	Year ended December 31,
	2023	2022
At the beginning of the year	(126,842)	(160,504)
Translation differences	(1,897)	6,639
Return on plan assets	(6,121)	(4,319)
Remeasurements	(4,225)	20,987
Increase due to business combinations (*)	(3,903)	-
Contributions paid to the plan	-	(435)
Benefits paid from the plan	8,459	10,374
Other	477	416
At the end of the year	(134,052)	(126,842)

(*) Related to Mattr’s pipe coating business unit acquisitions. For more information see note 34.

The major categories of plan assets as a percentage of total plan assets are as follows:

	Year ended December 31,
	2023	2022
Equity instruments	18%	29%
Debt instruments	33%	67%
Others	49%	4%

The actuarial assumptions for the most relevant plans were as follows:

	Year ended December 31,
	2023	2022
Discount rate	5% - 5%	3% - 5%
Rate of compensation increase	0% - 3%	0% - 3%

The expected return on plan assets is determined by considering the expected returns available on the assets underlying the current investment policy. Expected return on plan assets is determined based on long-term, prospective rates of return as of the end of the reporting period.

As of December 31, 2023, an increase / (decrease) of 1% in the discount rate assumption of the main plans would have generated a (decrease) / increase on the defined benefit obligation of $11.7 million and $9.9 million respectively, and an increase / (decrease) of 1% in the compensation rate assumption of the main plans would have generated an increase / (decrease) on the defined benefit obligation of $0.7 million and $0.8 million respectively. The above sensitivity analyses are based on a change in discount rate and rate of compensation while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated.

The expected employer contributions for the year 2024 are not material.

The methods and types of assumptions used in preparing the sensitivity analyses did not change compared to the previous period.

(ii) Other liabilities – Current

	Year ended December 31,
	2023	2022
Payroll and social security payable	301,213	224,630
Shares to be settled under buyback program	86,240	-
Miscellaneous	35,192	35,984
	422,645	260,614